Current liabilities - provisions - Summary of current liabilities - provisions consolidated (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2019 AUD ($)
Disclosure of provisions [line items]
Carrying amount at the start of the year	$ 161
Carrying amount at the end of the year	136
Lease make good [member]
Disclosure of provisions [line items]
Carrying amount at the start of the year	71
Unused amounts reversed	$ (71)